Concentration (Details 1)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Purchase Member
Concentration	75.11%	100.00%	77.01%	96.67%
Purchase Member | Supplier Customer A Member
Concentration	15.77%	80.44%	77.01%	96.67%
Purchase Member | Supplier Customer B Member
Concentration		19.56%
Purchase Member | Supplier Customer C Member
Concentration	59.35%
Accounts Payble Member
Concentration	0.00%		0.00%
Accounts Payble Member | Supplier Customer A Member
Concentration	0.00%		0.00%
Accounts Payble Member | Supplier Customer B Member
Concentration	0.00%		0.00%
Accounts Payble Member | Supplier Customer C Member
Concentration	0.00%		0.00%